Grupo Santander - Acquisition of Amherst Pierpoint Securities LLC, a U.S. fixed-income broker dealer (Details) - Santander Holding USA Inc € in Millions, $ in Millions	9 Months Ended
	Dec. 31, 2022 EUR (€)	Apr. 11, 2022 EUR (€)	Apr. 11, 2022 USD ($)	Jul. 15, 2021 EUR (€)	Jul. 15, 2021 USD ($)
Amherst Pierpoint Securities
Disclosure of detailed information about business combination [line items]
Financing provided, related party transactions		€ 147	$ 163
Amherst Pierpoint Securities
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				€ 405	$ 450
Goodwill recognised as of acquisition date		158
Identifiable intangible assets recognised as of acquisition date		€ 24
Profit (loss) of combined entity as if combination occurred at beginning of period	€ 0